united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

S E M I - A N N U A L   R E P O R T

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Multi-Asset Income Fund

December 31, 2015

Eventide Asset Management, LLC

One International Place

Floor 35

Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	2

F U N D   M A N A G E R S ’   L E T T E R

Dear Valued Shareholders:

We are grateful for the opportunity to have served you in 2015, and look forward to serving you in 2016.

The Eventide Gilead Fund Class N shares ended 2015 with returns of -2.15% for the year, compared to -0.20% for the Russell Mid-Cap Growth Total Return Index and a 1.38% rise in the S&P 500 Total Return Index.

The Eventide Healthcare & Life Sciences Fund Class N shares gained 14.93% in 2015, in line with the Healthcare Blended Index gain of 14.90% and compared to a 1.38% rise in the S&P 500 Total Return Index. In recognition of its performance, The Wall Street Journal named the Eventide Healthcare & Life Sciences Fund “Category King,” for the one-year period ending December 31, 2015, in the Health and Biotech category. The award is given to the top ten funds in each category for total return. The Eventide Healthcare & Life Sciences Fund Class A shares were ranked 4th out of the 88 Health & Biotech funds with a one-year track record, as measured by The Wall Street Journal.

The Eventide Multi-Asset Income Fund returned -1.83% from its inception, July 15, 2015, through December 31, 2015, compared to the Multi-Asset Income Blend, which returned -3.45%, and the MSCI World (Net), which returned -6.17%.

Volatile Markets

Several factors influenced performance during 2015. Eventide’s Gilead Fund and Healthcare & Life Sciences Fund seek to invest in high growth, innovative, small- and mid-cap companies. The S&P 500’s headline gain of 1.38% masked divergence between a handful of large stocks -- for example, the so-called “FANG” stocks of Facebook, Amazon, Netflix, and Google -- and the rest of the Index. Excluding those four stocks, the S&P 500 fell -4.8%. The current market’s bias against smaller companies affected performance in the Funds. The 50 largest stocks in the index rose 1.5% while the smallest 50 fell -11.9% in 2015.

Volatility in the market was also a factor. The Dow opened down 1000 points on August 24, 2015, illustrating investors’ jumpy sentiment. The biotech, tech, clean tech, and energy sectors had a particularly tumultuous year, which included the worst biotech selloff in history. From its peak on July 20, 2015, to trough on January 20, 2016, the sector fell -44.7%, further than the decline during the 2008-2009 financial crisis.

This year began with investors concerned about a U.S. economic recession. As of January 21, 2016, the S&P 500 had fallen 12.29% from its closing peak on May 21, but much of the market is already in bear territory. More than half (57%) of S&P 500 stocks have fallen at least 20% from their highs. Another 20% of the index’s stocks have fallen at least 40%.

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There are a number of reasons to believe the U.S. may be entering a recession. The Institute for Supply Management survey shows that the industrial sector of the economy is contracting, often an early warning sign of a recession. The price of oil has been in a tailspin. While this puts additional money in consumers’ pockets, the rapid fall puts pressure on companies in the energy sector of the economy. Several factors suggest that oil faces long-term headwinds. The strong dollar, increased production because of shale oil in the U.S. and Iranian oil newly entering the global market all add up to growing supplies of oil. Other trends suggest a long-term slowdown in demand: the “sharing” economy plus demographic shifts such as urbanization, electric cars, and increasing energy efficiency. These concerns about the energy sector are reflected in the high-yield debt market, where credit spreads among energy companies have risen to levels equal to the market panic of ’08-’09.

Spreads in the broader market, excluding energy, are elevated but much closer to average. The latter is one of several reasons to believe the broader U.S. economy may not be headed toward a general recession. Initial unemployment claims remain low, as are consumer loan delinquency rates. Both figures normally rise headed into and during a recession. Housing starts continue to rise, which is a bullish indicator as builders normally decrease new-home starts a year in advance of a recession. In addition, retail and food sales continue to rise, so consumers are still in a buying mood.

Outlook

We synthesize these economic markers using a three-legged stool approach to evaluating the health of the market. Those “legs” are leading economic indicators, stock market valuation, and investor sentiment.

Leading economic indicators remain positive. The Conference Board’s index of leading indicators continues to rise, suggesting moderate expansion in the economy. A dashboard of valuation indicators (including trailing PE, price to free cash flow, and other metrics) suggest that the S&P 500 is trading right around fair value, with no obvious signs suggesting the market should move in one direction or the other. Investor sentiment is at a ten-year low, as a bearish mood holds sway. From a contrarian perspective, this is a positive signal. Extreme bearishness, as we see today, is normally bullish for stocks.

Based on our three-legged stool approach, we see no clear indication of where the market is headed in 2016. Therefore we are taking a cautious approach, using cash to reduce risk and selecting companies capable of creating compelling, long-term value regardless of market conditions.

A significant outstanding factor in our outlook is whether the U.S. economy will enter a recession. We could see a significant rebound in stocks if the U.S. avoids a broad economic decline. A recession is defined as a pronounced, pervasive, and persistent decline in employment, real income, real sales, and industrial production. So far only industrial production is falling, while the other indicators continue marching higher. Since the U.S. economy is 90% services, weakness in

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	4

the industrial sector resulting from a decline in oil prices may remain contained without spreading more broadly.

In addition, there is on average a 30-month gap between the Federal Reserve’s tightening of interest rates and the beginning of a recession. It would be unusual for a recession to begin so soon after a rise in interest rates. The average time between Fed tightening and a peak in the S&P 500 is about 20 months. Given that the Fed began tightening in December, 2015, and may not continue raising rates immediately, there is time for stocks to continue to climb.

There have been at least 16 instances of a broad sell-off in the S&P 500 that was not followed by a recession. On average, these selloffs have resulted in -19.4% declines. Following these events, stocks often perform remarkably well, with an average rise of 79.6% in the S&P 500 over the following five years. Non-recessionary selloffs are generally good times to buy stocks.

Biotech Selloff, Income Dislocation

The Gilead Fund and Healthcare & Life Sciences Fund are both exposed to the biotech sector, which normally is not correlated to the broader economy. The futures of companies in the biotech industry are dependent on company-specific pipelines of new drugs.

Despite the worst selloff in biotech history, the fundamentals of the industry remain positive. The decline may be due in part to the 2015 drug-pricing scare in which rising drug prices became a political issue. In addition, biotech normally experiences one large selloff every year. But, most likely, the decline is due to a broad flight from risk among investors, and biotech is risky.

As a result, we believe investors are pricing companies far below a rational consideration of value. While price-to-earnings (“PE”) ratios aren’t normally a useful metric in the biotech sector, given many companies are pre-earnings, the PE of the four largest companies show them trading below the PE of the S&P 500. Normally they trade much higher, as earnings growth rates in the sector typically outperform estimates. Small-cap biotech companies have plenty of cash — enough to last them for an average of 6.6 years before needing additional investment. That’s plenty of time to produce new drugs, and the industry has many exciting new drugs in the pipeline. Finally, the regulatory environment is positive, with officials approving more new drugs every year. In other words, the fundamentals in the sector are positive.

The Multi-Asset Income Fund exited 2015 with over 18 percent in cash, giving the fund the ability to take advantage of market dislocations to buy securities at attractive valuations. Many segments within the income universe have experienced tremendous volatility in 2015 and into early 2016. We view this volatility as an opportunity for income investors with a long time horizon to acquire attractive assets at discounted prices. We believe patient investors are not only acquiring assets at higher yield levels but that many of these assets also offer the potential for long-term capital appreciation.

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Looking Ahead

While the outlook remains cloudy with possible signals of recession, we also see reason to take a constructive approach for 2016. The industrial/commodity recession has not spread to the broader economy, and lower oil prices and gas prices will be a boon to consumers. If the economy does not enter a recession, the S&P 500 from a historical perspective is likely to rally. And the recent dislocation in markets has created opportunities for investors who are selective and have a long-term approach. We will continue to monitor the leading economic indicators, watching for signs of recession. Until that becomes apparent, however, we will position our portfolios for a rebound that typically occurs after a correction.

We are grateful for the opportunity to serve our investors, humbled both by the confidence investors place in us and by the market conditions that challenge the wisest of investors. We look forward to continuing to serve investors’ needs with values-based asset management by investing in companies that we believe are serving the world in compelling ways.

Grateful for your trust,

David Barksdale

Finny Kuruvilla

Martin Wildy

Full performance of the Funds is available in the tables below:

Eventide Gilead Fund Returns as of 12/31/2015
				Since inception
		3 year	5 year	(07/08/2008)
		annualized	annualized	annualized
	1 year return	return	return	return
Eventide Gilead Fund	(2.15)%	20.82%	15.87%	14.89%
Russell Mid-Cap Growth Total Return Index	(0.20)%	14.88%	11.54%	9.47%
S&P 500 Total Return Index	1.38%	15.13%	12.57%	8.87%

Eventide Healthcare & Life Sciences Fund Returns as of 12/31/2015
				Since inception
			3 year	(12/27/2012)
			annualized	annualized
		1 year return	return	return
Eventide Healthcare & Life Sciences Fund		14.93%	33.96%	33.95%
Healthcare Blended Index		14.90%	26.81%	26.92%
S&P 500 Total Return Index		1.38%	15.13%	15.29%

Eventide Multi-Asset Income Fund Returns as of 12/31/2015
				Return since
				inception
				(07/15/2015)
Eventide Multi-Asset Income Fund				(1.83)%
Multi-Asset Income Blended Index				(3.45)%
MSCI ACWI (net) Index				(6.17)%

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	6

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Funds’ prospectus for more information regarding the Funds’ fees and expenses. Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund performance shown is for Class N shares (please see a prospectus for information about other share classes). For performance information current to the most recent month-end, please call toll-free 877-771-EVEN (3836).

Eventide Gilead Fund expenses: Total Expenses 1.38%. Eventide Healthcare & Life Sciences Fund expenses: Total Expenses 1.52%. The Eventide Multi-Asset Income Fund expenses: Gross Expenses, 1.53%; Net Expenses, 1.23%. For the Eventide Multi-Asset Income Fund, the advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through 31 October 2016. The agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice.

Wall Street Journal rankings are not intended to constitute investment advice. Rather, you should use the rankings for informational purposes only.

The price to earnings ratio (P/E Ratio) is the ratio of a company’s share price to its per-share earnings.

The S&P 500 is an index created by Standard & Poor’s Corp considered to represent the performance of the stock market generally. The Russell Midcap Growth Index measures the performance of the U.S. equity mid-cap growth segment. It includes mid-cap companies with higher price-to-book ratios and forecasted growth. The MSCI World All-Country World Index (Net) captures large and mid-cap representation across 23 developed markets and 23 emerging markets. The Healthcare Blended Index is composed of equal parts of the S&P 400 Healthcare Index and the S&P 600 Healthcare Index from fund inception on 27 December, 2012. The Multi-Asset Income Blend is a proprietary Eventide benchmark based on 60% MSCI All Country World Index (Net), 40% Barcap Aggregate Bond Index at inception on 15 July, 2015, rebalanced monthly. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges. The Funds are not the same, nor should it be it is inferred as the same, as those of the indices listed. The volatility of the indices may be materially different than that of the Funds, and investors should not expect the Funds to achieve the same results as the indices listed.

Mutual Funds involve risk including the possible loss of principal. The Funds’ ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. The Funds can have risk related to option investing. There are special risks associated with investments in foreign companies including exposure to currency fluctuations, less efficient trading markets, political instability and differing auditing and legal standards.

The Eventide Gilead Fund & Eventide Healthcare & Life Sciences Fund can invest in smaller-sized companies which may experience higher failure rates than larger companies and they normally have a lower trading volume than larger companies. The Funds can also have risk associated with the biotechnology and pharmaceutical industry in which these companies may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration.

Investors in the Eventide Multi-Asset Income Fund should be aware that the price of a fixed income security generally falls when interest rates rise. The Fund may invest in other funds. If other funds are utilized, such underlying funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in underlying funds and may be higher than other mutual funds that do not invest in underlying funds. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities. There are unique risks associated with REITs, MLPs, preferred stocks, convertible bonds, BDCs, and yieldcos that are covered in the Fund’s prospectus and SAI. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

An investor should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about Eventide Funds can be found in the Funds’ prospectus. Please read the prospectus carefully before investing. To obtain a current prospectus please call the fund, toll free at 877-771- EVEN (3836) or visit www.eventidefunds.com. Eventide Funds are distributed by Northern Lights Distributors, LLC, member FINRA, which is not affiliated with Eventide Asset Management, LLC.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	7

E V E N T I D E G I L E A D F U N D
Portfolio Review (Unaudited) December 31, 2015

The Fund’s performance figures[1] for each of the periods ended December 31, 2015 compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception

Class N [2]	(11.47)%	(2.15)%	20.82%	15.87%	14.89%
Class A without load [3]	(11.49)%	(2.19)%	20.78%	15.82%	18.79%
Class A with 5.75% load [3]	(16.59)%	(7.82)%	18.42%	14.46%	18.79%
Class C [3]	(11.81)%	(2.92)%	19.84%	14.94%	17.87%
Class I [4]	(11.38)%	(1.94)%	21.06%	16.08%	16.46%
S&P 500 Total Return Index [5,6]	0.15%	1.38%	15.13%	12.57%	8.87%
Russell Midcap Growth Index [5,7]	(4.20)%	(0.20)%	14.88%	11.54%	9.47%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.40%, 2.15%, 1.35%, and 1.15% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	Since inception return assumes inception date of July 8, 2008.

6.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

7.	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Top 10 Holdings by Industry	% of Net Assets

Biotechnology	12.4%
Software	12.1%
Semiconductors	10.1%
Auto Parts & Equipment	9.0%
Pharmaceuticals	6.3%
Commercial Services	5.1%
Real Estate Investment Trusts	5.0%
Energy – Alternate Sources	3.7%
Telecommunications	3.4%
Electric	3.4%
Other / Cash & Cash Equivalents	29.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	8

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Portfolio Review (Unaudited) December 31, 2015

The Fund’s performance figures[1] for each of the periods ended December 31, 2015, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception [2]

Class N	(7.83)%	14.93%	33.96%	33.95%
Class A without load	(7.81)%	14.87%	33.85%	33.84%
Class A with 5.75% load	(13.10)%	8.25%	31.24%	31.24%
Class C	(8.15)%	14.02%	32.88%	32.87%
Class I	(7.68)%	15.17%	34.20%	34.19%
S&P 500 Total Return Index [3]	0.15%	1.38%	15.13%	15.29%
Eventide Healthcare & Life Sciences Blend Index [4]	(2.67)%	14.90%	26.81%	26.92%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.55%, 2.30%, 1.50%, and 1.30% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

4.	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

Holdings by Industry	% of Net Assets

Biotechnology	45.7%
Pharmaceuticals	37.0%
Software	5.3%
Healthcare – Products	3.7%
Other / Cash & Cash Equivalents	8.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	9

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio Review (Unaudited) December 31, 2015

The Fund’s performance figures[1] for the period ended December 31, 2015, compared to its benchmarks:

Since Inception [2]

Class N	(1.83)%
Class A without load	(1.95)%
Class A with 5.75% load	(7.59)%
Class C	(2.23)%
Class I	(1.78)%
MSCI All-Country World Index (Net) [3]	(6.17)%
Eventide MAI Blended Index [4]	(3.45)%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2016, to ensure that the net annual fund operating expenses (exclusive of any taxes, 12b-1 fees, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95%, 1.15%, and 0.95% for the Eventide Multi-Asset Income Fund’s Class A, Class C, Class N, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.50%, 2.25%, 1.45%, and 1.25% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

4.	The Eventide MAI Blended Index is comprised of 60% of the MSCI All-Country World Index and 40% of the Barclays Aggregate Bond Index. The Eventide MAI Blended Index rebalances its weightings on a monthly frequency.

Holdings by Industry	% of Net Assets

Real Estate Investment Trusts	15.4%
Electric	11.2%
Asset Backed Securities	10.0%
Semiconductors	4.1%
Pipelines	3.8%
Banks	3.7%
Energy-Alternate Sources	3.7%
Auto Parts & Equipment	3.5%
Debt Funds	3.5%
Insurance	2.7%
Other / Cash & Cash Equivalents	38.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	10

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	COMMON STOCK – 83.0%
	AUTO MANUFACTURERS – 1.4%
110,300	Tesla Motors, Inc. [1]	$26,473,103

	AUTO PARTS & EQUIPMENT – 9.0%
492,000	BorgWarner, Inc.	21,269,160
7,142,857	Car Charging Group, Inc. [1,2,3,4]	586,106
439,000	Lear Corp.	53,922,370
726,300	Magna International, Inc.	29,458,728
873,800	Mobileye NV [1]	36,944,264
255,600	WABCO Holdings, Inc. [1]	26,137,656
		168,318,284
	BIOTECHNOLOGY – 12.4%
95,000	Applied Genetic Technologies Corp. [1]	1,938,000
417,800	Bluebird Bio, Inc. [1]	26,831,116
627,100	Celgene Corp. [1]	75,101,496
420,500	Celldex Therapeutics, Inc. [1]	6,593,440
815,200	Five Prime Therapeutics, Inc. [1]	33,830,800
80,000	Ligand Pharmaceuticals, Inc. [1]	8,673,600
216,300	Loxo Oncology, Inc. [1]	6,153,735
472,800	MacroGenics, Inc. [1]	14,642,616
379,600	Medivation, Inc. [1]	18,349,864
1,449,700	Novavax, Inc. [1]	12,162,983
350,000	Seattle Genetics, Inc. [1]	15,708,000
441,400	Stemline Therapeutics, Inc. [1]	2,785,234
1,203,500	Veracyte, Inc. [1]	8,665,200
		231,436,084
	COMMERCIAL SERVICES – 5.1%
1,198,200	KAR Auction Services, Inc.	44,369,346
704,100	Macquarie Infrastructure Co. LLC	51,117,660
		95,487,006
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
428,600	Aircastle, Ltd.	8,953,454
75,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,419,000
		10,372,454
	ELECTRIC – 3.4%
1,109,500	8Point3 Energy Partners LP [4]	17,907,330
650,000	Abengoa Yield PLC	12,538,500
1,842,800	Calpine Corp. [1]	26,665,316
150,000	Ormat Technologies, Inc.	5,470,500
		62,581,646
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.6%
1,000,000	SunPower Corp. [1]	30,010,000

	ENERGY-ALTERNATE SOURCES – 3.7%
600,000	Canadian Solar, Inc. [1]	17,376,000
420,000	NextEra Energy Partners LP	12,537,000

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	11

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	ENERGY-ALTERNATE SOURCES – 3.7% (continued)
400,000	Pattern Energy Partners LP	$8,364,000
615,100	Solarcity Corp. [1]	31,382,402
		69,659,402
	ENGINEERING & CONSTRUCTION – 1.0%
488,400	Chicago Bridge & Iron Co. NV	19,042,716

	FOOD – 1.4%
3,832,600	SunOpta, Inc. [1]	26,214,985

	FOREST PRODUCTS & PAPER – 0.8%
400,000	Domtar Corp.	14,780,000

	INTERNET – 2.1%
658,200	Splunk, Inc. [1]	38,708,742

	IRON/STEEL – 1.4%
1,515,500	Steel Dynamics, Inc.	27,081,985

	MACHINERY – DIVERSIFIED – 1.3%
350,000	Wabtec Corp/DE	24,892,000

	OIL & GAS SERVICES – 0.6%
144,800	EOG Resources, Inc.	10,250,392

	PHARMACEUTICALS – 6.3%
711,400	AbbVie, Inc.	42,143,336
221,100	ACADIA Pharmaceuticals, Inc. [1]	7,882,215
225,800	Agios Pharmaceuticals, Inc. [1]	14,658,936
483,700	Collegium Pharmaceutical, Inc. [1]	13,301,750
122,526	Collegium Pharmaceutical, Inc. [1,5]	3,369,462
293,000	Portola Pharmaceuticals, Inc. [1]	15,074,850
220,100	Sarepta Therapeutics, Inc. [1]	8,491,458
4,650,973	SFJ Pharmaceuticals IX L.P. [1,3,5]	11,859,981
616,300	Zosano Pharma Corp. [1,4]	1,374,349
		118,156,337
	RETAIL – 3.0%
730,400	Lowe’s Cos., Inc.	55,539,616

	SEMICONDUCTORS – 10.1%
312,700	ASML Holding NV	27,758,379
500,000	Cirrus Logic, Inc. [1]	14,765,000
799,100	Inphi Corp. [1]	21,591,682
1,046,700	Integrated Device Technology, Inc. [1]	27,580,545
661,300	Lam Research Corp.	52,520,446
292,600	Linear Technology Corp.	12,426,722
390,500	Synaptics, Inc. [1]	31,372,770
		188,015,544
	SOFTWARE – 12.1%
112,992	athenahealth, Inc. [1]	18,188,323

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	12

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	SOFTWARE – 12.1% (continued)
823,200	CyberArk Software, Ltd. [1]	$37,159,248
321,900	Imperva, Inc. [1]	20,379,489
492,900	Proofpoint, Inc. [1]	32,043,429
1,005,800	Qlik Technologies, Inc. [1]	31,843,628
621,600	Red Hat, Inc. [1]	51,474,696
372,600	Tableau Software, Inc. [1]	35,106,372
		226,195,185
	TELECOMMUNICATIONS – 3.4%
363,500	Palo Alto Networks, Inc. [1]	64,026,890

	TRANSPORTATION – 2.4%
1,618,300	XPO Logistics, Inc. [1]	44,098,675

	TOTAL COMMON STOCK (Cost $1,470,130,045)	1,551,341,046

	PREFERRED STOCK – 0.2%
	AUTO PARTS & EQUIPMENT - 0.2%
70,595	Car Charging Group, Inc. [1,2,3,4]	3,388,556
18,334	Car Charging Group, Inc. - Class C [1,2,3,4]	1,100,040
	TOTAL PREFERRED STOCK (Cost $7,237,002)	4,488,596

	WARRANTS – 0.0%
10,204,081	Car Charging Group, Inc., $0.70, Expiration 10/11/2018 [1,2,3,4]	9,571
7,142,858	Car Charging Group, Inc., $0.70, Expiration 12/23/2019 [1,2,3,4]	10,607
1,318,889	Car Charging Group, Inc., $1.00, Expiration 7/23/2020 [1,2,3,4]	2,893
	TOTAL WARRANTS (Cost $0)	23,071

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 5.0%
520,000	Crown Castle International Corp.	44,954,000
540,200	Extra Space Storage, Inc.	47,651,042
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $79,565,111)	92,605,042

	SHORT-TERM INVESTMENTS – 11.9%
	Fidelity Institutional Money Market Fund – Institutional Class, 0.32% [6]
222,099,230	(Cost $222,099,230)	222,099,230

	TOTAL INVESTMENTS – 100.1% (Cost $1,779,031,388) [7]	$1,870,556,985
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(1,366,073)
	TOTAL NET ASSETS – 100.0%	$1,869,190,912

1.	Non-Income producing security.

2.	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 7 in the Notes to Financial Statements.

3.	Fair valued security. As of December 31, 2015 fair valued securities had a market value of $16,957,754 and represented 0.9% of Total Net Assets.

4.	Affiliated company – the Fund holds in excess of 5% of the outstanding voting securities of this company.

5.	Private investment.

6.	Interest rate reflects seven-day effective yield on December 31, 2015.

7.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,776,986,151 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows

Unrealized appreciation	$206,020,199
Unrealized depreciation	(112,449,365)
Net unrealized appreciation	$93,570,834

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	13

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	COMMON STOCK – 91.7%
	BIOTECHNOLOGY – 45.7%
123,500	Acceleron Pharma, Inc. [1]	$6,021,860
90,000	Alnylam Pharmaceuticals, Inc. [1]	8,472,600
184,100	Applied Genetic Technologies Corp. [1]	3,755,640
75,000	BioMarin Pharmaceutical Inc. [1]	7,857,000
121,700	Bluebird Bio, Inc. [1]	7,815,574
246,500	Blueprint Medicines Corp. [1]	6,492,810
75,300	Celgene Corp. [1]	9,017,928
100,000	CytomX Therapeutics, Inc. [1]	2,087,000
250,000	Dynavax Technologies Corp. [1]	6,040,000
440,000	Five Prime Therapeutics, Inc. [1]	18,260,000
246,700	Infinity Pharmaceuticals, Inc. [1]	1,936,595
210,000	Insmed, Inc. [1]	3,811,500
90,000	Juno Therapeutics, Inc. [1]	3,957,300
148,600	Kite Pharma, Inc. [1]	9,156,732
337,000	Loxo Oncology, Inc. [1]	9,587,650
253,000	MacroGenics, Inc. [1]	7,835,410
104, 500	Medivation, Inc. [1]	5,051,530
730,000	Novavax, Inc. [1]	6,124,700
190,000	OncoMed Pharmaceuticals, Inc. [1]	4,282,600
104,800	Prothena Corp PLC [1]	7,137,928
202,000	Repligen Corp. [1]	5,714, 580
125,900	Sage Therapeutics, Inc. [1]	7,339,970
195,300	Seattle Genetics, Inc. [1]	8,765,064
150,000	Spark Therapeutics, Inc. [1]	6,796,500
410,000	Stemline Therapeutics, Inc. [1]	2,587,100
87,400	Ultragenyx Pharmaceutical, Inc. [1]	9,804, 532
1,048,500	Veracyte, Inc. [1]	7,549,200
34,600	Vertex Pharmaceuticals, Inc. [1]	4,353,718
		187,613,021

	HEALTHCARE – PRODUCTS – 3.7%
306,200	Accuray, Inc. [1]	2,066,850
180,000	AtriCure, Inc. [1]	4,039,200
148,900	Natus Medical, Inc. [1]	7,154,645
155,300	Tandem Diabetes Care, Inc. [1]	1,834,093
		15,094,788
	PHARMACEUTICALS – 37.0%
140,000	AbbVie, Inc.	8,293,600
113,600	ACADIA Pharmaceuticals, Inc. [1]	4,049,840
75,000	Agios Pharmaceuticals, Inc. [1]	4,869,000
184,900	Cempra, Inc. [1]	5,755,937
264,000	Cidara Therapeutics, Inc. [1]	4,530,240
582,700	Collegium Pharmaceutical, Inc. [1]	16,024,250
245,052	Collegium Pharmaceutical, Inc. [1,3,4]	6,738,928
249,600	DBV Technologies SA [1]	9,062,976

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	14

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	PHARMACEUTICALS – 37.0% (continued)
377,000	Dicerna Pharmaceuticals, Inc. [1]	$4,474,990
73,500	GW Pharmaceuticals PLC [1]	5,103,840
165,000	Global Blood [1]	5,334,450
180,000	Immune Design Corp. [1]	3,614,400
125,000	Neurocrine Biosciences, Inc. [1]	7,071,250
182,800	Portola Pharmaceuticals, Inc. [1]	9,405,060
160,600	Regulus Therapeutics, Inc. [1]	1,400,432
112,200	Sarepta Therapeutics, Inc. [1]	4,328,676
178,200	Seres Therapeutics, Inc. [1]	6,253,038
1,162,743	SFJ Pharm. IX L.P. [1,3,4]	2,964,995
498,000	Supernus Pharmaceuticals, Inc. [1]	6,693,120
180,000	TESARO, Inc. [1]	9,417,600
139,300	Tetraphase Pharmaceuticals, Inc. [1]	1,397,179
537,600	TG Therapeutics, Inc. [1]	6,413,568
517,700	Tracon Pharmaceuticals	4,783,548
174,900	uniQure B.V. [1]	2,892,846
250,000	Voyager Therapeutics, Inc. [1]	5,475,000
344,000	Xencor, Inc. [1]	5,029,280
272,000	Zosano Pharma Corp. [1]	606,560
		151,984,603
	SOFTWARE – 5.3%
51200	athenahealth, Inc. [1]	8,241,664
1,708,600	Castlight Health, Inc. [1]	7,295,722
108,200	Cerner Corp. [1]	6,510,394
		22,047,780
	TOTAL COMMON STOCK (Cost $330,419,832)	376,740,192

	SHORT-TERM INVESTMENTS – 8.0%
	Fidelity Institutional Money Market Fund – Institutional Class, 0.32% [5]
32,750,125	(Cost $32,750,125)	32,750,125

	TOTAL INVESTMENTS – 99.7% (Cost $363,169,957) [6]	$409,490,317
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%	1,166,942
	TOTAL NET ASSETS – 100.0%	$410,657,259

1.	Non-Income producing security.

2.	Private investments in public equities “PIPE”. PIPE investments are Unregistered shares of an illiquid and restricted security. For more information please refer to Note 7 in the Notes to Financial Statements.

3.	Fair valued security. As of December 31, 2015 fair valued securities had a market value of $9,703,923 and represented 2.4% of Total Net Assets.

4.	Private Investment.

5.	Interest rate reflects seven-day effective yield on December 31, 2015.

6.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $363,203,025 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$70,730,014
Unrealized depreciation	(24,442,722)
Net unrealized appreciation	$46,287,292

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	15

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	COMMON STOCK – 37.7%
	AUTO MANUFACTURERS – 1.0%
6,100	New Flyer Industries, Inc.	$122,878

	AUTO PARTS & EQUIPMENT – 3.5%
9,500	Cie Generale des Etablissement Michelin – ADR [1]	181,118
6,400	Johnson Controls, Inc.	252,736
		433,854
	BANKS – 1.5%
11,050	Nordea Bank – ADR [1]	122,987
2,600	Westpac Banking Corp. – ADR [1]	62,998
		185,985
	COMMERCIAL SERVICES – 1.5%
2,650	Macquarie Infrastructure Co. LLC	192,390

	ELECTRIC – 7.6%
5,500	Abengoa Yield PLC [2]	106,095
6,157	Energias de Portugal – ADR [1]	222,637
9,100	Electricite de France – ADR [1]	26,754
2,300	ITC Holdings Corp.	90,275
10,600	NRG Yield, Inc.	156,456
5,136	Red Electrica Corp. – ADR [1]	85,771
11,551	SSE PLC – ADR [1,2]	258,338
		946,326
	ELECTRICAL COMPONENETS & EQUIPMENT – 2.0%
22,400	Schneider Electric – ADR [1]	254,128

	ELECTRONICS – 0.5%
2,100	National Instruments Corp.	60,249

	ENERGY – ALTERNATE SOURCES – 2.8%
8,950	Pattern Energy Group, Inc.	187,145
8,700	Terraform Global, Inc.	48,633
4,650	Terraform Power, Inc.	58,497
7,000	TransAlta Renewables, Inc.	52,401
		346,676
	HEALTHCARE – PRODUCTS – 1.0%
1,300	Stryker Corp.	120,822

	INSURANCE – 2.2%
13,750	Münchener Rueckversicherungs-Gesellschaft AG in München - ADR [1]	274,794

	INVESTMENT COMPANIES – 2.2%
22,700	Hercules Technology Growth Capital, Inc.	276,713

	MACHINERY – CONSTRUCTION & MINING – 1.0%
6,950	ABB, Ltd. ADR [1]	123,224

	MISCELLANEOUS MANUFACTURING – 1.5%
3,500	Eaton Corp. PLC [2]	182,140

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	16

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	PHARMACEUTICALS – 1.0%
2,075	AbbVie, Inc.	$122,923

	PIPELINES – 0.3%
1,450	Spectra Energy Corp.	34,713

	REAL ESTATE – 0.0%
38	RMR Group, Inc. [3]	545

	RETAIL – 1.6%
20,262	Kingfisher PLC – ADR [1,2]	196,845

	SEMICONDUCTORS – 4.1%
2,975	Lam Research Corp.	236,273
11,750	Taiwan Semiconductors Manufacturing Co., Ltd. – ADR [1]	267,312
		503,585
	TELECOMMUNICATIONS – 1.4%
18,700	Telefonaktiebolaget LM Ericsson – ADR [1]	179,707

	TRANSPORTATION – 1.0%
1,500	Norfolk Southern Corp.	126,885

	TOTAL COMMON STOCK (Cost $4,737,369)	4,685,382

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 9.3%
15,400	Brandywine Realty Trust	210,364
2,650	Crown Castle International Corp.	229,093
1,200	Digital Realty Trust, Inc.	90,744
4,000	Government Properties Income Trust	63,480
13,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	245,960
7,700	Lexington Realty Trust	61,600
3,700	Liberty Property Trust	114,885
2,000	Welltower, Inc.	136,060
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,093,477)	1,152,186

	MUTUAL FUNDS – 5.9%
	CLOSED-END FUNDS – 2.4%
14,450	BlackRock Taxable Municipal Bond Trust	303,161

	DEBT FUNDS – 3.5%
6,211	PowerShares Build America Bond Portfolio	180,057
25,000	Stone Ridge Reinsurance Risk Premium Interval Fund	253,000
		433,057

	TOTAL MUTUAL FUNDS (Cost $725,146)	736,218

	PREFERRED STOCK – 3.1%
	BANKS – 1.1%
5,350	BB&T Corp., 5.85%, 5/1/2017	141,347

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 1.8%
4,250	Annaly Capital Management, Inc., 7.63%, 5/16/2017	99,535
4,499	Digital Realty Trust, Inc., 7.38%, 3/26/2019	121,023
		220,558

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	17

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	SOVEREIGN AGENCY – 0.2%
400	Federal Agricultural Mortgage Corp., 6.00%, 7/18/2024	$10,458
600	Federal Agricultural Mortgage Corp., 6.88%, 4/17/2019	16,200
		26,658

	TOTAL PREFERRED STOCK (Cost $391,054)	388,563

	LIMITED PARTNERSHIPS – 7.2%
	ELECTRIC – 3.3%
8,500	8Point3 Energy Partners LP	137,190
2,200	Brookfield Infrastructure Partners LP	83,402
7,400	Brookfield Renewable Energy Partners LP	193,732
		414,324
	ENERGY – ALTERNATIVE SOURCES – 0.9%
3,750	NextEra Energy Partners LP	111,938

	PIPELINES – 3.0%
6,700	Columbia Pipeline Partners LP	117,116
5,350	Spectra Energy Partners LP	255,195
		372,311

	TOTAL LIMITED PARTNERSHIPS (Cost $801,589)	898,573

Par Value
	BONDS – 9.9%
	APPAREL – 0.2%
$25,000	Wolverine World Wide, Inc., 6.13%, 10/15/2020	26,125

	MUNICIPAL – 1.7%
25,000	City of Auburn NY, 2.63%, 3/1/2020	24,897
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,635
95,000	Detroit City School District, MI, 6.25%, 5/1/2018	101,164
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,566
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,141
		205,403
	AUTO MANUFACTURERS – 0.3%
35,000	General Motors Financial Co., 4.75%, 8/15/2017	36,290

	BANKS – 1.1%
35,000	BB&T Corp., 0.99%, 2/1/2019	34,723
35,000	CIT Group, Inc., 5.00%, 5/15/2017	36,138
35,000	First Horizon National Corp., 3.50%, 12/15/2020	34,735
35,000	Synovus Financial Corp., 5.13%, 6/15/2017	35,962
		141,558
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
25,000	Lazard Group, LLC., 4.25%, 11/14/2020	25,923
35,000	TD Ameritrade Holding Corp. , 2.95%, 4/1/2022	34,698
		60,621
	ELECTRIC – 0.3%
35,000	Dominion Resources, Inc., 2.75%, 9/15/2022	33,886

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	18

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Par Value		Value

	HOME BUILDERS – 0.2%
25,000	Lennar Corp., 6.95%, 6/1/2018	27,000

	INSURANCE – 0.5%
35,000	ACE INA Holdings, Inc., 5.70%, 2/15/2017	36,628
25,000	Unum Group, 5.63, 9/15/2020	27,554
		64,182
	PACKAGING & CONTAINERS – 0.3%
35,000	WestRock RKT, Co., 4.45%, 3/1/2019	36,505

	PIPELINES – 0.5%
50,000	Spectra Energy Capital, LLC., 8.00%, 2/1/2019	56,912

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 4.3%
25,000	Boston Properties LP, 5.63%, 11/15/2020	27,854
100,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	97,500
25,000	DDR Corp., 7.88%, 9/1/2020	29,951
100,000	Digital Realty Trust LP, 5.25%, 3/15/2021	108,103
35,000	HCP, Inc., 2.63%, 2/1/2020	34,493
25,000	Highwoods Realty LP, 3.20%, 6/15/2021	24,351
125,000	SL Green Realty Corp, 4.50%, 12/1/2022	126,677
35,000	Simon Property Group LP, 3.75%, 2/1/2024	36,421
50,000	WP Carey, Inc., 4.60%, 4/1/2024	49,944
		535,294

	TOTAL BONDS (Cost $1,237,829)	1,223,776

	ASSET BACKED SECURITIES – 10.0%
111,308	FGLMC Collateral, 4.00%, 2/1/2045	117,764
86,405	FGLMC Collateral, 3.50, 1/1/2044	89,043
109,429	FGLMC Collateral, 4.00%, 1/1/2045	115,760
54,780	FGLMC Collateral, 3.50%, 10/1/2026	57,429
44,758	FGLMC Collateral, 3.50%, 1/1/2030	46,913
31,917	FGLMC Collateral, 3.00%, 5/1/2027	32,991
83,047	FNMA Collateral, 4.50%, 7/1/2040	89,834
53,684	FNMA Collateral, 4.50%, 9/1/2040	58,119
73,337	FNMA Collateral, 3.00, 3/1/2027	75,961
58,469	FNMA Collateral, 3.50% 4/1/2042	60,488
64,916	FNMA Collateral, 3.00%, 9/1/2043	65,065
94,321	FNMA Collateral, 3.50%, 3/1/2045	97,415
46,907	GNMA2 Collateral, 4.00%, 3/20/2045	49,864
99,237	GNMA2 Collateral, 3.00%, 9/20/2045	100,748
73,929	GNMA2 Collateral, 4.00%, 9/20/2045	78,656
99,786	GNMA2 Collateral, 3.50%, 11/20/2045	104,207
		1,240,257

	TOTAL ASSET BACKED SECURITIES (Cost $1,242,050)	1,240,257

Shares
	SHORT-TERM INVESTMENTS – 17.1%
2,121,421	Fidelity Institutional Money Market Fund - Institutional Class, 0.17% [4]
	(Cost $2,121,421) [5]	$2,121,421

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	19

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Portfolio of Investments (Unaudited) December 31, 2015

Shares		Value

	TOTAL INVESTMENTS – 100.2% (Cost $12,349,935) [6]	$12,446,376
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2%)	(23,628)
	TOTAL NET ASSETS – 100.0%	$12,422,748

	SECURITIES SOLD SHORT- 0.1%
	REAL ESTATE INVESTMENT TRUSTS (REITs) – 0.1%
100	Digital Realty Trust, Inc. (Proceeds $7,320)	7,562

1.	ADR - American Depository Receipts

2.	PLC - Public Limited Company

3.	Non-Income producing security.

4.	Interest rate reflects seven-day effective yield on December 31, 2015.

5.	All or portion of the security held as collateral for securities sold short as of December 31, 2015.

6.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,349,935 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$315,585
Unrealized depreciation	(219,144)
Net unrealized appreciation	$96,441

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	20

E V E N T I D E F U N D S
Statements of Assets and Liabilities (Unaudited) December 31, 2015

		Eventide
		Healthcare	Eventide
	Eventide	& Life Sciences	Multi-Asset
	Gilead Fund	Fund	Income Fund

ASSETS
Investment securities:
Unaffiliated investments at cost	$1,743,912,579	$363,169,957	$12,349,935
Affiliated investments at cost	35,118,809	—	—
Unaffiliated investments at value	1,846,177,533	409,490,317	12,446,376
Affiliated investments at value	24,379,452	—	—
Cash	—	—	7,318
Receivable for securities sold	2,535,964	859,905	69,356
Receivable for Fund shares sold	2,389,682	1,105,566	21,983
Dividends and interest receivable	1,326,716	3,685	36,367
Due from Manager	—	—	126
Prepaid expenses and other assets	222,260	34,418	22,983
TOTAL ASSETS	1,877,031,607	411,493,891	12,604, 509

LIABILITIES
Securities sold short (Premium - $7,320)	—	—	7,562
Payable for investments purchased	2,561,905	13,518	161,024
Management fees payable	1,591,738	374,079	—
Distribution (12b-1) fees payable	400,193	85,437	1,655
Payable for Fund shares repurchased	2,972,723	219,931	6,821
Fees payable to other related affiliates	310,202	115,370	4,699
Accrued expenses and other liabilities	3,934	28,297	—
TOTAL LIABILITIES	7,840,695	836,632	181,761
NET ASSETS	$1,869,190,912	$410,657,259	$12,422,748

Composition of Net Assets:
Paid in capital	$1,866,889,092	$367,119,408	$12,332,013
Accumulated net investment income (loss)	(8,539,293)	(4,391,730)	14,045
Accumulated net realized gain (loss) from security transactions	(80,684,484)	1,609,221	(19,509)
Net unrealized appreciation on investments	91,525,597	46,320,360	96,199
NET ASSETS	$1,869,190,912	$410,657,259	$12,422,748

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	21

E V E N T I D E F U N D S
Statements of Assets and Liabilities (Unaudited) December 31, 2015

		Eventide
		Healthcare	Eventide
	Eventide	& Life Sciences	Multi-Asset
	Gilead Fund	Fund	Income Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$526,921,997	$55,965,325	$1,496,363
Shares of beneficial interest outstanding [1]	20,621,652	2,349,263	153,047
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$25.55	$23.82	$9.78

Class A Shares:
Net Assets	$738,775,665	$198,759,232	$2,229,626
Shares of beneficial interest outstanding [1]	28,985,769	8,365,629	228,105
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$25.49	$23.76	$9.77

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$27.05	$25.21	$10.37

Class C Shares:
Net Assets	$216,586,965	$54,209,308	$929,599
Shares of beneficial interest outstanding [1]	8,931,963	2,332,481	95,208
Net asset value (Net Assets ÷ Shares Outstanding), Offering price and redemption price per share	$24.25	$23.24	$9.76

Class I Shares:
Net Assets	$386,906,285	$101,723,394	$7,767,160
Shares of beneficial interest outstanding [1]	14,965,120	4,247,486	794,434
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$25.85	$23.95	$9.78

1.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	22

E V E N T I D E F U N D S
Statement of Operations (Unaudited) December 31, 2015

		Eventide
		Healthcare	Eventide
	Eventide	& Life Sciences	Multi-Asset
	Gilead Fund	Fund	Income Fund [1]

INVESTMENT INCOME
Dividends	$7,679,636	$96,903	$70,856
Affiliated Dividend Income	614,417	—	—
Interest	314,135	36,871	8,797
Less: Foreign dividend withholding taxes	(56,362)	—	(548)
TOTAL INVESTMENT INCOME	8,551,826	133,774	79,105

EXPENSES
Management fees	9,667,948	1,945,327	19,849
Distribution (12b-1) fees:
Class N	594,503	48,297	661
Class A	914,660	215,740	1,359
Class C	1,020,107	237,964	2,089
Administrative fees	362,768	74,316	5,889
MFund service fees	473,886	157,327	8,442
Non 12b-1 shareholder servicing fees	484,000	86,800	2,407
Printing and postage expenses	73,600	18,400	2,408
Custodian fees	48,208	8,755	2,310
Registration fees	31,100	24,840	10,080
Insurance expense	20,240	4,317	840
Professional fees	12,602	13,366	8,568
Compliance officer fees	29,440	9,200	6,065
Transfer agent fees	11,040	6,072	—
Trustees fees and expenses	6,926	2,640	1,636
Other expenses	36,800	9,200	2,407
TOTAL EXPENSES	13,787,828	2,862,561	75,010

Less: Fees waived by the Manager	—	—	(44,725)
NET EXPENSES	13,787,828	2,862,561	30,285

NET INVESTMENT GAIN (LOSS)	(5,236,002)	(2,728,787)	48,820

1.	Eventide Multi-Asset Income commenced operations on July 15, 2015.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	23

E V E N T I D E F U N D S
Statement of Operations (Unaudited) December 31, 2015

		Eventide
		Healthcare	Eventide
	Eventide	& Life Sciences	Multi-Asset
	Gilead Fund	Fund	Income Fund [1]

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from:
Investments	$(80,203,911)	$1,642,959	$(12,490)
Net change in unrealized appreciation (depreciation) on:
Investments	(160,104,102)	(27,508,495)	96,441
Securities sold short	—	—	(242)
	(160,104,102)	(27,508,495)	96,199

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(240,308,013)	(25,865,536)	83,709

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(245,544,015)	$(28,594,323)	$132,529

1.	Eventide Multi-Asset Income commenced operations on July 15, 2015.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	24

E V E N T I D E G I L E A D F U N D
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015

FROM OPERATIONS
Net investment loss	$(5,236,002)	$(6,451,375)
Net realized gain (loss) from investments	(80,203,911)	27,151,616
Net change in unrealized appreciation (depreciation) on investments	(160,104,102)	168,337,939
Net increase (decrease) in net assets resulting from operations	(245,544,015)	189,038,180

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(6,043,188)	(461,238)
Class A	(8,327,186)	(515,092)
Class C	(2,548,948)	(115,629)
Class I	(4,327,323)	(246,383)
Total distributions to shareholders	(21,246,645)	(1,338,342)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	169,868,111	409,004,381
Class A	267,301,904	450,498,004
Class C	72,619,600	122,240,206
Class I	156,228,818	304,799,800
Net asset value of shares issued in reinvestment of distributions:
Class N	5,503,604	416,249
Class A	7,699,228	470,433
Class C	2,444,313	109,501
Class I	3,894,472	222,694
Redemption fee proceeds:
Class N	—	5
Class C	—	3
Class I	—	4
Payments for shares repurchased:
Class N	(223,649,650)	(105,538,676)
Class A	(129,728,330)	(93,272,238)
Class C	(14,923,422)	(8,536,174)
Class I	(118,578,163)	(56,974,411)
Net increase in net assets from shares of beneficial interest	198,680,485	1,023,439,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(68,110,175)	$1,211,139,619

NET ASSETS
Beginning of Period	1,937,301,087	726,161,468
End of Period *	$1,869,190,912	$1,937,301,087
* Includes accumulated net investment loss of:	$(8,539,293)	$(3,303,291)

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	25

E V E N T I D E G I L E A D F U N D
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015

SHARE ACTIVITY
Class N:
Shares Sold	6,233,189	14,923,103
Shares Reinvested	215,997	15,696
Shares Repurchased	(8,412,394)	(4,100,505)
Net increase (decrease) in shares of beneficial interest outstanding	(1,963,208)	10,838,294

Class A:
Shares Sold	9,874, 538	16,687,168
Shares Reinvested	302,999	17,779
Shares Repurchased	(4,973,088)	(3,591,313)
Net increase in shares of beneficial interest outstanding	5,204,449	13,113,634

Class C:
Shares Sold	2,810,994	4,639,534
Shares Reinvested	101,084	4,313
Shares Repurchased	(598,623)	(334,119)
Net increase in shares of beneficial interest outstanding	2,313,455	4,309,728

Class I:
Shares Sold	5,649,218	11,037,615
Shares Reinvested	151,066	8,319
Shares Repurchased	(4,431,243)	(2,149,073)
Net increase in shares of beneficial interest outstanding	1,369,041	8,896,861

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	26

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015

FROM OPERATIONS
Net investment loss	$(2,728,787)	$(2,602,819)
Net realized gain from investments	1,642,959	8,253,576
Net change in unrealized appreciation (depreciation) on investments	(27,508,495)	63,584,976
Net increase (decrease) in net assets resulting from operations	(28,594,323)	69,235,733

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(670,089)	—
Class A	(2,376,493)	—
Class C	(667,846)	—
Class I	(1,212,173)	—
Total distributions to shareholders	(4,926,601)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	29,311,734	28,588,069
Class A	83,693,021	75,966,324
Class C	21,071,801	22,080,405
Class I	53,315,863	37,977,559
Net asset value of shares issued in reinvestment of distributions:
Class N	610,965	—
Class A	2,094,361	—
Class C	601,862	—
Class I	1,103,696	—
Redemption fee proceeds:
Class N	66,338	20,115
Class A	88,268	80,518
Class C	8,824	18,164
Class I	32,863	36,008
Payments for shares repurchased:
Class N	(11,648,057)	(10,009,905)
Class A	(20,557,349)	(27,325,711)
Class C	(3,168,722)	(2,187,889)
Class I	(14,659,898)	(10,653,414)
Net increase in net assets from shares of beneficial interest	141,965,570	114,590,243

TOTAL INCREASE IN NET ASSETS	$108,444,646	$183,825,976

NET ASSETS
Beginning of Period	302,212,613	118,386,637
End of Period *	$410,657,259	$302,212,613
* Includes accumulated net investment loss of:	$(4,391,730)	$(1,662,943)

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	27

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015

SHARE ACTIVITY
Class N:
Shares Sold	1,174,841	1,260,407
Shares Reinvested	25,628	—
Shares Repurchased	(481,366)	(419,981)
Net increase in shares of beneficial interest outstanding	719,103	840,426

Class A:
Shares Sold	3,434,578	3,803,517
Shares Reinvested	88,109	—
Shares Repurchased	(865,608)	(357,310)
Net increase in shares of beneficial interest outstanding	2,657,079	3,446,207

Class C:
Shares Sold	871,438	703,017
Shares Reinvested	25,875	—
Shares Repurchased	(136,963)	(42,913)
Net increase in shares of beneficial interest outstanding	760,350	660,104

Class I:
Shares Sold	2,147,235	1,473,025
Shares Reinvested	46,064	—
Shares Repurchased	(626,076)	(131,499)
Net increase in shares of beneficial interest outstanding	1,567,223	1,341,526

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	28

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Statement of Changes in Net Assets

For the
Period Ended
December 31,
2015 [1]
(Unaudited)

FROM OPERATIONS
Net investment income	$48,820
Net realized loss from investments	(12,490)
Net change in unrealized appreciation on investments	96,199
Net increase in net assets resulting from operations	132,529

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(857)
Class A	(1,219)
Class C	(535)
Class I	(4,409)
From net investment income:
Class N	(3,787)
Class A	(6,142)
Class C	(1,073)
Class I	(23,772)
Total distributions to shareholders	(41,794)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,518,080
Class A	2,415,533
Class C	917,929
Class I	7,870,899
Net asset value of shares issued in reinvestment of distributions:
Class N	3,569
Class A	6,876
Class C	1,337
Class I	21,387
Payments for shares repurchased:
Class N	(31,449)
Class A	(205,466)
Class C	(96)
Class I	(186,586)

Net increase in net assets from shares of beneficial interest	12,332,013

TOTAL INCREASE IN NET ASSETS	$12,422,748

NET ASSETS
Beginning of Period	—
End of Period *	$12,422,748
* Includes accumulated net investment income of:	$14,045

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	29

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Statement of Changes in Net Assets

For the
Period Ended
December 31,
2015 [1]
(Unaudited)

SHARE ACTIVITY
Class N:
Shares Sold	155,942
Shares Reinvested	369
Shares Repurchased	(3,264)
Net increase in shares of beneficial interest outstanding	153,047
Class A:
Shares Sold	248,623
Shares Reinvested	711
Shares Repurchased	(21,229)
Net increase in shares of beneficial interest outstanding	228,105
Class C:
Shares Sold	95,080
Shares Reinvested	138
Shares Repurchased	(10)
Net increase in shares of beneficial interest outstanding	95,208
Class I:
Shares Sold	811,940
Shares Reinvested	2,209
Shares Repurchased	(19,715)
Net increase in shares of beneficial interest outstanding	794,434

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	30

E V E N T I D E G I L E A D F U N D
Financial Highlights (Class N) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class N
	Six Months Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013	2012	2011

Net asset value, beginning of period	$29.19	$24.74	$18.47	$13.62	$14.89	$10.25

Activity from investment operations:
Net investment loss	(0.07)[1]	(0.14)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.14)
Net realized and unrealized gain (loss) on investments	(3.28)	4.63	6.53	4.95	(0.48)	5.02
Total from investment operations	(3.35)	4.49	6.43	4.85	(0.64)	4.88

Less distributions from:
Net realized gains	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	—	0.00 [7]	—	—	—	—

Net asset value, end of period	$25.55	$29.19	$24.74	$18.47	$13.62	$14.89

Total return [2]	(11.47)%[8]	18.20%	34.92%	35.61%	(3.91)%	47.93%

Net assets, at end of period (000s)	$526,922	$659,296	$290,591	$27,722	$12,400	$9,935

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.37%[9]	1.35%	1.43%	1.73%	2.04%	2.57%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.37%[9]	1.35%	1.50%	1.62%	1.63%	1.67%
Ratio of net investment loss to average net assets [4,5,6]	(0.49)%[9]	(0.51)%	(0.43)%	(0.65)%	(1.18)%	(1.08)%

Portfolio Turnover Rate	12%[8]	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	31

E V E N T I D E G I L E A D F U N D
Financial Highlights (Class A) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013	2012	2011

Net asset value, beginning of period	$29.13	$24.69	$18.44	$13.61	$14.89	$10.25

Activity from investment operations:
Net investment loss	(0.07)[1]	(0.15)[1]	(0.11)[1]	(0.11)[1]	(0.16)[1]	(0.07)
Net realized and unrealized gain (loss) on investments	(3.28)	4.63	6.52	4.94	(0.49)	4.95
Total from investment operations	(3.35)	4.48	6.41	4.83	(0.65)	4.88

Less distributions from:
Net realized gains	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	—	—	—	—	—	—

Net asset value, end of period	$25.49	$29.13	$24.69	$18.44	$13.61	$14.89

Total return [2]	(11.49)%[7]	18.15%	34.87%	35.49%	(3.97)%	47.93%

Net assets, at end of period (000s)	$738,776	$692,671	$263,436	$29,929	$13,148	$4,054

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.42%[8]	1.40%	1.48%	1.78%	2.07%	2.62%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.42%[8]	1.40%	1.55%	1.67%	1.68%	1.72%
Ratio of net investment loss to average net assets [4,5,6]	(0.52)%[8]	(0.56)%	(0.46)%	(0.70)%	(1.22)%	(1.21)%

Portfolio Turnover Rate	12%[7]	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	32

E V E N T I D E G I L E A D F U N D
Financial Highlights (Class C) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months Ended	Year	Year	Year	Year	Year
	December 31	Ended	Ended	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.83	$23.77	$17.91	$13.31	$14.69	$10.19

Activity from investment operations:
Net investment loss	(0.16)[1]	(0.34)[1]	(0.27)[1]	(0.22)[1]	(0.26)[1]	(0.17)
Net realized and unrealized gain (loss) on investments	(3.13)	4.44	6.29	4.82	(0.49)	4.91
Total from investment operations	(3.29)	4.10	6.02	4.60	(0.75)	4.74

Less distributions from:
Net realized gains	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	—	0.00 [7]	—	—	—	—

Net asset value, end of period	$24.25	$27.83	$23.77	$17.91	$13.31	$14.69

Total return [2]	(11.81)%[8]	17.25%	33.72%	34.56%	(4.73)%	46.83%

Net assets, at end of period (000s)	$216,587	$184,202	$54,891	$3,599	$1,314	$878

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	2.17%[9]	2.15%	2.23%	2.53%	2.83%	3.37%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	2.17%[9]	2.15%	2.30%	2.42%	2.43%	2.47%
Ratio of net investment loss to average net assets [4,5,6]	(1.27)%[9]	(1.31)%	(1.20)%	(1.45)%	(1.99)%	(1.89)%

Portfolio Turnover Rate	12%[8]	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	33

E V E N T I D E G I L E A D F U N D
Financial Highlights (Class I) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

	Class I
	Six Months Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013	2012	2011

Net asset value, beginning of period	$29.50	$24.95	$18.59	$13.68	$14.93	$10.26

Activity from investment operations:
Net investment loss	(0.04)[1]	(0.09)[1]	(0.05)[1]	(0.08)[1]	(0.13)[1]	(0.10)
Net realized and unrealized gain (loss) on investments	(3.32)	4.68	6.57	4.99	(0.49)	5.01
Total from investment operations	(3.36)	4.59	6.52	4.91	(0.62)	4.91

Less distributions from:
Net realized gains	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)
Total distributions	(0.29)	(0.04)	(0.16)	—	(0.63)	(0.24)

Paid-in-Capital From Redemption Fees [1]	—	0.00 [7]	—	—	—	—

Net asset value, end of period	$25.85	$29.50	$24.95	$18.59	$13.68	$14.93

Total return [2]	(11.38)%[8]	18.45%	35.18%	35.89%	(3.76)%	48.18%

Net assets, at end of period (000s)	$386,906	$401,133	$117,243	$3,703	$1,586	$1,159

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.17%[9]	1.15%	1.23%	1.53%	1.87%	2.37%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.17%[9]	1.15%	1.30%	1.42%	1.43%	1.47%
Ratio of net investment loss to average net assets [4,5,6]	(0.28)%[9]	(0.32)%	(0.20)%	(0.48)%	(1.01)%	(0.91)%

Portfolio Turnover Rate	12%[8]	21%	17%	91%	257%	487%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	34

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Financial Highlights (Class N) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class N
	Six Months Ended	Year	Year	Period
	December 31	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013 [1]

Net asset value, beginning of period	$26.15	$17.53	$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.18)	(0.31)	(0.26)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.87)	8.91	5.25	2.59
Total from investment operations	(2.05)	8.60	4.99	2.50

Less distributions from:
Net realized gains	(0.29)	—	—	—
Total distributions	(0.29)	—	—	—

Paid-in-Capital From Redemption Fees [2]	0.01	0.02	0.04	—

Net asset value, end of period	$23.82	$26.15	$17.53	$12.50

Total return [3]	(7.83)%[6]	49.23%	40.24%	25.00%[6]

Net assets, at end of period (000s)	$55,965	$42,632	$15,646	$651

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.53%[7]	1.50%	1.69%	9.50%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.53%[7]	1.53%	1.63%	1.63%[7]
Ratio of net investment loss to average net assets [5,8]	(1.46)%[7]	(1.46)%	(1.52)%	(1.53)%[7]

Portfolio Turnover Rate	16%[6]	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	35

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Financial Highlights (Class A) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months Ended	Year	Year	Period
	December 31	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013 [1]

Net asset value, beginning of period	$26.09	$17.50	$12.48	$10.00

Activity from investment operations:
Net investment loss [2]	(0.18)	(0.32)	(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.87)	8.89	5.24	2.58
Total from investment operations	(2.05)	8.57	4.98	2.48

Less distributions from:
Net realized gains	(0.29)	—	—	—
Total distributions	(0.29)	—	—	—

Paid-in-Capital From Redemption Fees [2]	0.01	0.02	0.04	—

Net asset value, end of period	$23.76	$26.09	$17.50	$12.48

Total return [3]	(7.81)%[6]	49.09%	40.22%	24.80%[6]

Net assets, at end of period (000s)	$198,759	$148,921	$64,239	$2,808

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.58%[7]	1.55%	1.74%	9.55%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.58%[7]	1.58%	1.68%	1.68%[7]
Ratio of net investment loss to average net assets [5,8]	(1.51)%[7]	(1.51)%	(1.57)%	(1.56)%[7]

Portfolio Turnover Rate	16%[6]	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	36

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Financial Highlights (Class C) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months Ended	Year	Year	Period
	December 31	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013 [1]

Net asset value, beginning of period	$25.62	$17.31	$12.44	$10.00

Activity from investment operations:
Net investment loss [2]	(0.27)	(0.48)	(0.38)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.83)	8.77	5.21	2.58
Total from investment operations	(2.10)	8.29	4.83	2.44

Less distributions from:
Net realized gains	(0.29)	—	—	—
Total distributions	(0.29)	—	—	—

Paid-in-Capital From Redemption Fees [2]	0.01	0.02	0.04	—

Net asset value, end of period	$23.24	$25.62	$17.31	$12.44

Total return [3]	(8.15)%[6]	48.01%	39.15%	24.40%[6]

Net assets, at end of period (000s)	$54,209	$40,277	$12,201	$556

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	2.33%[7]	2.30%	2.49%	10.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	2.33%[7]	2.33%	2.43%	2.43%[7]
Ratio of net investment loss to average net assets [5,8]	(2.26)%[7]	(2.26)%	(2.32)%	(2.31)%[7]

Portfolio Turnover Rate	16%[6]	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	37

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Financial Highlights (Class I) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

	Class I
	Six Months Ended	Year	Year	Period
	December 31	Ended	Ended	Ended
	2015	June 30,	June 30,	June 30,
	(Unaudited)	2015	2014	2013 [1]

Net asset value, beginning of period	$26.26	$17.57	$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.15)	(0.27)	(0.22)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.88)	8.94	5.25	2.58
Total from investment operations	(2.03)	8.67	5.03	2.50

Less distributions from:
Net realized gains	(0.29)	—	—	—
Total distributions	(0.29)	—	—	—

Paid-in-Capital From Redemption Fees [2]	0.01	0.02	0.04	—

Net asset value, end of period	$23.95	$26.26	$17.57	$12.50

Total return [3]	(7.68)%[6]	49.46%	40.56%	25.00%[6]

Net assets, at end of period (000s)	$101,723	$70,382	$26,301	$1,941

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5]	1.33%[7]	1.30%	1.49%	9.30%[7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5]	1.33%[7]	1.33%	1.43%	1.43%[7]
Ratio of net investment loss to average net assets [5,8]	(1.26)%[7]	(1.26)%	(1.32)%	(1.33)%[7]

Portfolio Turnover Rate	16%[6]	26%	33%	41%[6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	38

E V E N T I D E   M U L T I - A S S E T   I N C O M E   F U N D

Financial Highlights (Class N) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

Class N
Six Months
Ended
December 31
2015 [1]
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment gain [2]	0.08
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.17)

Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.01)
Total distributions	(0.05)

Net asset value, end of period	$9.78

Total return [3]	(1.83)%[6]

Net assets, at end of period (000s)	$1,496

Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.73%[7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.15%[7]
Ratio of net investment gain to average net assets [5,8]	1.70%[7]

Portfolio Turnover Rate	86%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	39

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Financial Highlights (Class A) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

Class A
Six Months
Ended
December 31
2015 [1]
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment gain [2]	0.07
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.19)

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.01)
Total distributions	(0.04)

Net asset value, end of period	$9.77

Total return [3]	(1.95)%[6]

Net assets, at end of period (000s)	$2,230

Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.78%[7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.20%[7]
Ratio of net investment gain to average net assets [5,8]	1.65%[7]

Portfolio Turnover Rate	86%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	40

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Financial Highlights (Class C) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

Class C
Six Months
Ended
December 31
2015 [1]
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment gain [2]	0.04
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.21)

Less distributions from:
Net investment income	(0.02)
Net realized gains	(0.01)
Total distributions	(0.03)

Net asset value, end of period	$9.76

Total return [3]	(2.23)%[6]

Net assets, at end of period (000s)	$930

Ratio of gross expenses to average net assets before expense reimbursement [4,5]	3.50%[7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.95%[7]
Ratio of net investment gain to average net assets [5,8]	0.88%[7]

Portfolio Turnover Rate	86%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the impact of sales charges, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	41

E V E N T I D E M U L T I - A S S E T I N C O M E F U N D
Financial Highlights (Class I) 31 December 2015

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented:

Class I
Six Months
Ended
December 31
2015 [1]
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment gain [2]	0.08
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.17)

Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.01)
Total distributions	(0.05)

Net asset value, end of period	9.78

Total return [3]	(1.78)%[6]

Net assets, at end of period (000s)	$7,767

Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.54%[7]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.95%[7]
Ratio of net investment gain to average net assets [5,8]	1.88%[7]

Portfolio Turnover Rate	86%[6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	42

E V E N T I D E   F U N D S

Notes to Financial Statements (Unaudited) December 31, 2015

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). The Eventide Gilead Fund and the Eventide Multi-Asset Income Fund are registered as diversified funds and the Eventide Healthcare & Life Sciences Fund is registered as a non-diversified fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

The Funds offer four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	43

value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	44

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
		Level 2
	Level 1	(Other Significant
Security Classifications [1]	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock [2]	$1,538,894,959	$586,106	$11,859,981	$1,551,341,046
Preferred Stock	—	—	4,488,596	4,488,596
Warrants	—	23,071	—	23,071
Real Estate Investment Trusts (REITs)	92,605,042	—	—	92,605,042
Short-Term Investments	222,099,230	—	—	222,099,230
Total	$1,853,599,231	$609,177	$16,348,577	$1,870,556,985

Eventide Healthcare & Life Sciences Fund Assets
		Level 2
	Level 1	(Other Significant
Security Classifications [1]	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock [2]	$367,036,269	$6,738,928	$2,964,995	$376,740,192
Short-Term Investments	32,750,125	—	—	32,750,125
Total	$399,786,394	$6,738,928	$2,964,995	$409,490,317

Eventide Multi-Asset Income Fund Assets
		Level 2
	Level 1	(Other Significant
Security Classifications [1]	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stock [2]	$4,685,382	$—	—	$4,685,382
Preferred Stock	388,563	—	—	388,563
Mutual Funds	736,218	—	—	736,218
Real Estate Investment Trusts (REITs)	1,152,186	—	—	1,152,186
Asset Backed Securities	1,240,257	—	—	1,240,257
Limited Partnership	898,573	—	—	898,573
Bonds	—	1,223,776	—	1,223,776
Short-Term Investments	2,121,421	—	—	2,121,421
Total	$11,222,600	$1,223,776	—	$12,446,376

Eventide Multi-Asset Income Fund Liabilities

Real Estate Investment Trusts (REITs)	$7,562	—	—	$7,562
Total	$7,562	—	—	$7,562

1.	There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

2.	For a detailed break-out of common stocks by industry, please refer to the Portfolios of Investments.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	45

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Preferred Stock	Common Stock	Total
Beginning Balance 6/30/2015	$5,815,892	$—	$5,815,892
Total realized gain (loss)	—	—	—
Appreciation (Depreciation)	(2,427,296)	7,209,008	4,781,712
Cost of Purchases	1,100,000	4,650,973	5,750,973
Proceeds from Short Sales	—	—	—
Accrued Interest	—	—	—
Net transfers in/out of level 3	—	—	—
Ending Balance 12/31/2015	$4,488,596	$11,859,981	$16,348,577

Eventide Healthcare & Life Sciences Fund

		Common Stock	Total
Beginning Balance 6/30/2015		$—	$—
Total realized gain (loss)		—	—
Appreciation (Depreciation)		1,802,252	1,802,252
Cost of Purchases		1,162,743	1,162,743
Proceeds from Short Sales		—	—
Accrued Interest		—	—
Net transfers in/out of level 3		—	—
Ending Balance 12/31/2015		$2,964,995	$2,964,995

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 preferred stock are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

The total change in unrealized appreciation included in the Statement of Operations attributable to level 3 investments still held at December 31, 2015 was $4,781,712 and $1,802,252 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

As of December 31, 2015, the Fund had an unfunded loan commitment pursuant to the following loan agreements:

Eventide Gilead Fund

Borrower	Unfunded Commitment	Market Value	Unrealized Gain (Loss)
SFJ Pharmaceuticals IX L.P.	$19,349,027	$11,859,981	$7,209,008

Eventide Healthcare & Life Sciences Fund

Borrower	Unfunded Commitment	Market Value	Unrealized Gain (Loss)
SFJ Pharmaceuticals IX L.P.	$4,837,257	$2,964,995	$1,802,252

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b) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended, June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

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h) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class C share purchases prior to November 1, 2013, are subject to a deferred sales charge (“CDSC”) of 1.00% that is imposed in the event of certain redemption transactions within one year following each investment. Class A shares purchased prior to September 1, 2014, where the sales charge was waived are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended December 31, 2015, there were redemption fees of $0 paid to the Eventide Gilead Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid to the Distributor. For the period ended December 31, 2015, there were redemption fees of $196,293 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Distributor.

(2)	INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales

Eventide Gilead Fund	$475,957,417	$193,459,976
Eventide Healthcare & Life Sciences Fund	197,686,769	51,306,924
Eventide Multi-Asset Income Fund	10,737,886	4,081,145

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Therefore, the ultimate cost to the Fund to acquire these borrowed securities may exceed the liability reflected in these financial statements. Purchases and proceeds from securities sold short amounted to $0 and $7,320, respectively for the Eventide Multi-Asset Income Fund.

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC. acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and 0.73% of average net assets of the Eventide Multi-Asset Income Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds.

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The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2015, management fees of $9,667,948, $1,945,327 and $19,849 were incurred by the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42%, 1.43% and 0.95% of average daily net assets for the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund, respectively, at least until October 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2015, the Manager waived management fees of $0 from the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $44,725 from the Eventide Multi-Asset Income Fund which is subject to recapture through June 30, 2019, respectively.

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the period ended December 31, 2015.

The Eventide Healthcare & Life Sciences Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the period ended December 31, 2015.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2015, the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund incurred $473,886, $157,327, and $8,442 for such fees, respectively.

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A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Effective July 2, 2015, the Independent Trustees are paid a quarterly retainer of $500 per Fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per Fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the period ended December 31, 2015, the Distributor received $250,730 , $158,671, and $10,956 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi asset Income Fund, respectively.

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(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2015 and June 30, 2014 was as follows:

For the year ended June 30, 2015:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	—	$1,338,342	—	$1,338,342
Eventide Healthcare & Life Sciences Fund	—	—	—	—

For the year ended June 30, 2014
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Gilead Fund	—	$2,241,083	—	$2,241,083
Eventide Healthcare & Life Sciences Fund	—	—	—	—

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

As of June 30, 2015
					Post
			Capital		October		Total
	Undistributed	Undistributed	Loss	Other	Loss and	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Book/Tax	Late Year	Appreciation/	Earnings/
Fund	Income	Capital Gains	Forwards	Differences	Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	$562,574	$20,674,183	—	—	$(5,476,093)	$253,331,816	$269,092,480
Eventide Healthcare & Life Sciences Fund	—	4,925,931	—	—	(1,662,943)	73,795,787	77,058,775

The difference between book basis and tax basis unrealized appreciation, undistributed net investment losses and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

After December 31, 2014

Fund	Late Year Losses
Eventide Gilead Fund	$5,476,093
Eventide Healthcare & Life Sciences Fund	1,662,943

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, and tax adjustments for C-Corporation return of

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capital distributions and real estate investment trusts, resulted in reclassification for the year ended June 30, 2015 as follows:

For the Year Ended June 30, 2015
	Accumulated	Accumulated Net
	Paid in	Net Investment	Realized Gain (Loss) from
Fund	Capital	Income (Loss)	Security Transactions

Eventide Gilead Fund	—	$4,043,825	$(4,043,825)
Eventide Healthcare & Life Sciences Fund	(1,635,987)	1,635,987	—

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund at December 31, 2015 are noted in the Fund’s Portfolio of Investments. Transactions during the year with companies which are affiliates are as follows:

As of December 31, 2015
		Value at			Dividends
		Beginning of		Sales	Credited to	Value at End
CUSIP	Description	Period	Purchases	Proceeds	Income	of Period

CCGIUNR$1	Car Charging Group, Inc.	$1,484,223	—	—	—	$586,106
CCGIPRE$1	Car Charging Group, Inc. - Preferred	5,815,892	—	—	321,110	3,388,556
CCGIPRE$2	Car Charging Group, Inc.- Preferred	—	1,100,000	—	—	1,100,040
CCGI$WAR	Car Charging Group, Inc. - Warrant	144,776	—	—	—	9,571
CCGI$WAR2	Car Charging Group, Inc. - Warrant	108,767	—	—	—	10,607
CCGI$WAR6	Car Charging Group, Inc. - Warrant	—	2,893	—	—	2,893
282539105	8Point3 Energy Partners LP	—	16,102,507	—	293,307	17,907,330
98979H103	Zosano Pharma Corp.	4,468,175	—	—	—	1,374,349

(6)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

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(7)	PRIVATE INVESTMENT RISK

The Fund may make private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. Securities may be deemed illiquid. The terms of the Collegium Pharmaceuticals, Inc. PIPE states that the Fund is not able to sell the holding for 180 days from the effective date of the registration statements (5/12/15).

(8)	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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E V E N T I D E   F U N D S

Expense Examples (Unaudited) December 31, 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Examples
					Hypothetical
			Actual		(5% return before expenses)
						Expenses
	Funds’	Beginning	Ending	Expenses	Ending	Paid
	Annualized	Account Value	Account Value	Paid During	Account Value	During
	Expense Ratio	7/1/15	12/31/15	Period	12/31/2015	Period [1]
Eventide Gilead Fund
Class N	1.37%	$ 1,000.00	$ 885.30	$ 6.51 [1]	$ 1,018.23	$ 6.97
Class A	1.42%	1,000.00	885.10	6.71 [1]	1,018.02	7.18
Class C	2.17%	1,000.00	881.90	10.24 [1]	1,014.25	10.96
Class I	1.17%	1,000.00	886.20	5.57 [1]	1,019.23	5.96
Eventide Healthcare & Life Sciences Fund
Cass N	1.53%	1,000.00	921.70	7.40 [1]	1,017.44	7.77
Class A	1.58%	1,000.00	921.90	7.65 [1]	1,017.17	8.03
Class C	2.33%	1,000.00	918.50	11.25 [1]	1,013.41	11.81
Class I	1.33%	1,000.00	921.70	6.44 [1]	1,018.44	6.76
Eventide Multi-Asset Income Fund
Cass N	1.15%	1,000.00	981.70	5.28 [2]	1,019.33	5.86
Class A	1.20%	1,000.00	980.50	5.47 [2]	1,019.12	6.07
Class C	1.95%	1,000.00	977.70	8.91 [2]	1,015.33	9.89
Class I	0.95%	1,000.00	982.20	4.36 [2]	1,020.34	4.84

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

2.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (169) divided by the number of days in the fiscal year (366).

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E V E N T I D E   F U N D S

Deliberations

Consideration and Renewal of Management Agreement with Eventide Asset Management, LLC with Respect to Eventide Healthcare & Life Sciences Fund

In connection with the regular meeting held on November 18&19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”), with respect to Eventide Healthcare & Life Sciences Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Eventide (“Eventide 15c Response”).

Nature, Extent and Quality of Services – The Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the firm’s personnel and the compliance program of Eventide. The Trustees noted that the advisor has added personnel to its staff. The Trustees then discussed the significant research and analysis that the Advisor completes in assessing the potential for investment opportunities. The Trustees acknowledge the strong expertise of the portfolio managers. The Trust’s CCO further noted that the Advisor had retained a third party to aid in bolstering their compliance program, that the Advisor adopted many of their suggestions, and that the Advisor’s compliance program is reasonably designed. The Trust’s CCO further noted that he has a strong working relationship with the Advisor’s CCO who consults with him on compliance matters as needed. The Trustees noted that the Advisor has not been subject to examination by any regulatory agency or any material litigation or administrative actions since renewal of the advisory agreement was last considered. The Trustees concluded that the Advisor has provided a level of service consistent with the Board’s expectations.

Performance – The Trustees reviewed the performance for the Fund for the one-year and since inception periods. The Trustees noted that the Fund had out performed its peer group, the Health Morningstar Category, the Healthcare Blended Index, and the S&P 500 Total Return Index for each periods presented. The Trustees further noted that the Fund was named a “category king” by the Wall Street Journal for the most recent fiscal year based on its superior performance. The Trustees acknowledged that the peer group, Morningstar category, and bench marks may not be accurate

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metrics by which to measure the Fund’s performance due to the unique nature of the Fund’s investment strategy but were nonetheless impressed by the returns which the Fund has generate for shareholders. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Fees and Expenses – The Trustees compared the Fund’s management fee of 1.10% before fee waiver reimbursement, and 1.15% after waiver reimbursement, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the management fee for the Fund before and after fee waiver reimbursement is higher than the average for the Fund’s peer group and Morningstar category, but within their high/low ranges. The Trustees compared the Fund’s net expense ratio of 1.57% to the average net expense ratio of the peer group and Morningstar category. The Trustees noted that the Fund’s net expense ratio was lower than the average for the Fund’s peer group, higher than the Fund’s Morningstar category, and within their high/low range of both. The Trustees acknowledged that the extensive research necessary to manage the risk inherent in the Fund’s strategy created administrative burdens unique to the Fund. The Trustees concluded, after further discussion, that the advisory fee is reasonable.

Profitability – The Trustees review the Advisor’s profitability analysis in connection with its relationship with the Fund. They acknowledged that the Advisor reported a strong profit from its relationship with the Fund. The Trustees noted that the Advisor has utilized its profits to expand its staff and to secure a facility large enough to enable further hiring and expansion of infrastructure to better serve the Fund. The Trustees also acknowledged that certain senior management at the advisory firm were not paid a market rate salary independent of the profits they shared due to their ownership interest therein which inflates the Advisor’s profitability analysis by reducing a major expenditure. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from the Advisor’s relationship with the Fund is not an issue at this time.

Economies of Scale – The Trustees considered whether the Advisor had achieved economies of scale with respect to the management of the Fund. The Trustees acknowledged that the Fund significantly increased its assets under management over the past year. The Trustees further acknowledged that the Advisor continues to be reimbursed a previously waived portion of its Advisory fee. The Trustees noted that break points have not been suggested at this time, but that the issue of break points should be revisited if the Fund continues to grow significantly.

Conclusion – Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the Eventide Healthcare & Life Sciences Fund.

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Consideration and Approval of Management Agreement with Eventide Asset Management, LLC with respect to Eventide Multi-Asset Income Fund

In connection with the regular meeting held on May 21, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”), with respect to Eventide Multi-Asset Income Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Eventide (“Eventide 15c Response”).

Nature, Extent and Quality of Services – The Trustees reviewed Eventide’s 15(c) Response noting that Eventide’s compliance monitoring program to ensure that Eventide adheres to its socially responsible mandate, and dedication to the overall shareholder service experience, and its unified message with the emphasized importance of socially responsible investing. The Board discussed Eventide’s proprietary portfolio management methodology, and noted positively Eventide’s dedicated research team. The Trustees discussed the delegation of a portion of the management of the Fund to a sub-advisor noting that Eventide will play an active role in the management of the Fund in addition to oversight of the sub-advisor. They acknowledged that Eventide provides high quality services to the existing Funds in the Trust that it manages. They agreed Eventide is diligent in the compliance area, and has demonstrated a strong culture of compliance over the years. The Trustees noted that Eventide has a strong investment team. The Trustees concluded that they were very pleased with the quality of services provided to the Trust by Eventide, and expect Eventide to provide a similar high quality of services to the Fund.

Performance – The Board discussed the performance of the existing Eventide Funds in the Trust, and the performance of existing separate account strategies managed by the Fund’s portfolio managers for another investment advisory firm. The Board noted that Eventide had engaged a skilled and experienced sub-advisor to manage a portion of the Fund. The Trustees agreed that, based on the review of the performance information provided, and their confidence in the experience and qualifications of the portfolio management team, Eventide was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that Eventide will deliver positive performance for the Fund and its future shareholders.

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Fees and Expenses – The Trustees reviewed the proposed management fee, 0.73%, and noted that it is higher than the peer group average of 0.61% and Morningstar Category average of 0.44%, but within the high/low range of both. They considered, however, that Eventide had contractually agreed to waive a portion of its fees to limit Fund expenses and anticipates earning a fee of 0.19%, after waiver, for the first year of Fund operations. They further noted that the Fund’s proposed expense ratio of 0.99% was well below both the peer group average of 1.58% and Morningstar average of 1.26%. The Trustees agreed that Eventide’s ethical screen is an additional service justifying a higher fee, and that the Fund’s option writing strategy likewise is an additional level of sophistication and complexity. They discussed the proposed sub-advisory fee breakpoint, and its likely impact on advisor profits. After further discussion, the Trustees concluded that the advisory fee was reasonable.

Economies of Scale – The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that Eventide has indicated that, at this time, it does not believe that breakpoints are appropriate given the projected assets during the initial period of the Management Agreement. The Trustees noted, however, Eventide’s willingness to continue to consider the matter as the Fund grows to specified levels. After further discussion, the Trustees agreed that economies were not expected to be reached during the initial period of the agreement and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Profitability – The Trustees reviewed a profitability analysis provided by Eventide and noted that it anticipates realizing a net loss in connection with its relationship with the Fund during the initial term of the Management Agreement. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion – Having requested and received such information from Eventide as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of the Eventide Multi-Asset Income Fund.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	59

Consideration and Approval of Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC with respect to the Eventide Multi-Asset Income Fund

In connection with a meeting held on May 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Eventide Asset Management, LLC (“Eventide”) and Boyd Watterson Asset Management, LLC (“Boyd Watterson”), with respect to the Eventide Multi-Asset Income Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Boyd Watterson (“Boyd Watterson 15c Response”).

Nature, Extent and Quality of Services – The Trustees reviewed Boyd Watterson’s responses to the 15(c) questionnaire noting that the portfolio manager’s significant experience in the area of fixed income investments. They discussed the key professionals responsible for managing a portion of the Fund’s portfolio noting they have a strong background in the strategy, as evidenced by Boyd Watterson’s performance advising a strategy with a similar mandate. The Trustees agreed that they are comfortable with the portfolio manager’s skill set and that of the sub-advisory firm as a whole. They also agreed that Boyd Watterson’s successful track record as a sub-advisor to another 1940 Act mutual fund indicates that it knows what is necessary to be a successful, compliant sub-advisor. After further discussion, the Trustees concluded that Boyd Watterson, subject to the supervision of Eventide, has the ability to provide services to the Fund and its future shareholders consistent with the expectations of the Board.

Performance – The Trustees reviewed the performance of the Composite for Core Plus SRI, a composite of accounts managed with a similar strategy to the strategy that will be implemented on the portion of the Fund allocated to Boyd Watterson. They noted that the composite outperformed the benchmark, the BarCap Aggregate Bond Index, for the one, five, ten year, and since inception (2000) periods. The Trustees noted that Boyd Watterson would utilize a similar strategy in its management of a portion of the Fund and expressed a level of comfort in Boyd Watterson’s ability to deliver similarly favorable results for the Fund. After further discussion, the Trustees concluded that the performance was reasonable.

Fees and Expenses – The Trustees discussed the sub-advisory fee noting that Boyd Watterson will receive a portion of the advisory fee. They considered the breakpoints in the sub-advisory fee

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structure, and agreed that the sub-advisory/advisory fee split appears to be in line with the allocation of responsibilities between the advisor and Boyd Waterson. The Trustees noted that the sub-advisory fee is in line with fees charged by Boyd Watterson to its other clients. After further discussion, the Trustees concluded that the proposed fees were reasonable.

Economies of Scale – The Trustees considered whether it is likely that Boyd Watterson will realize economies of scale with respect to the management of the Fund. They discussed the breakpoints in the sub-advisory fee schedule as negotiated by Eventide. The Trustees agreed that this was primarily an advisor-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability – The Trustees reviewed a profitability analysis provided by Boyd Watterson and noted that it anticipates realizing a net loss in connection with its relationship with the Fund during the initial term of the Sub-Advisory Agreement. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion – Having requested and received such information from Eventide as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Eventide Multi-Asset Income Fund.

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E V E N T I D E   F U N D S

Additional Information (Unaudited) December 31, 2015

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	62

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	63

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011

What we do
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions? Call 1-866-447-4228

E V E N T I D E F U N D S Semi-Annual Report 31 December 2015	64

M U T U A L   F U N D   S E R I E S   T R U S T

17605 Wright Street
Omaha, NE 68130

MANAGER
Eventide Asset Management, LLC
One International Place
Floor 35
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: March 8, 2016